Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	27,620.00
Total Offset Amount	19,412.52
Net Fee	$ 8,207.48